Transactions with Related Parties, Summary (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 07, 2023	Dec. 31, 2022
Transactions with Related Parties [Abstract]
Management fees	$ 3,615,825	$ 3,077,000
Administration fees	1,500,000	600,000
Assets [Abstract]
Due from related parties - current	5,458,734			$ 2,437,354
Due from related party - non-current	3,044,495			3,514,098
Investment in related party - non-current	117,521,579			0
Castor Ships [Member]
Transactions with Related Parties [Abstract]
Management fees	1,270,425	905,000
Sale & purchase commission	0	235,500
Castor Ships [Member] | Vessels [Member]
Transactions with Related Parties [Abstract]
Sale & purchase commission	0	235,500
Castor Ships [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions	655,431	1,027,211
Castor Ships [Member] | Gain on Sale of Vessel [Member]
Transactions with Related Parties [Abstract]
Sale & purchase commission	126,000	0
Pavimar [Member]
Transactions with Related Parties [Abstract]
Management fees	2,345,400	2,172,000
Related Party [Member]
Liabilities [Abstract]
Due to related party - current	3,369,200			2,664,976
Related Party [Member] | Castor Ships [Member]
Assets [Abstract]
Due from related parties - current	2,061,932			0
Due from related party - non-current	3,044,495			3,514,098
Liabilities [Abstract]
Due to related party - current	0			227,622
Related Party [Member] | Castor Ships [Member] | General and Administrative Expenses [Member]
Transactions with Related Parties [Abstract]
Administration fees	1,500,000	$ 600,000
Related Party [Member] | Pavimar [Member]
Assets [Abstract]
Due from related parties - current	3,369,200			2,664,976
Related Party [Member] | Toro Corp [Member]
Assets [Abstract]
Due from related parties - current	27,602		$ 4,528,948	0
Due from related party - non-current			1,708,474
Investment in related party - non-current	$ 117,521,579			$ 0
Liabilities [Abstract]
Due to related party - current			$ 3,001,865